Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 14,891	$ 8,025
Containers, accumulated depreciation	562,456	490,930
Fixed assets, accumulated depreciation	8,286	9,189
Intangible assets, accumulated amortization	$ 31,188	$ 26,963
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	56,450,580	55,754,529
Common shares, outstanding	56,450,580	55,754,529